4. Notes Payable (Details) - EUR (€)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of notes payable
Total Related Party Notes Payable:	€ 185,000	€ 0
Total Other Notes Payable:	312,153	317,750	€ 321,786
Term Note [Member]
Components of notes payable
Total Related Party Notes Payable:	185,000	0
Total Other Notes Payable:	300,000	300,000	300,000
Insurance Policy Finance Agreements [Member]
Components of notes payable
Total Related Party Notes Payable:	0	0
Total Other Notes Payable:	€ 12,153	€ 15,750	€ 21,786